ACQUISITION	12 Months Ended
Dec. 31, 2013
ACQUISITION [Abstract]
ACQUISITION

NOTE 5:      ACQUISITION

On August 13, 2013, the Company entered into an asset purchase agreement with OTI, to acquire OTI's SmartID Division, including all contracts, software, other related technologies and IP assets. The acquisition closed on December 26, 2013.

The Company agreed to pay OTI $10 million and contingent consideration of up to $12.5 million pursuant to an earn-out mechanism based on certain performance and other milestones. Such contingent payments include the net amounts raised by us in future public offerings (if any) as well as the revenues generated from new e-ID projects that will be received either through the assignment of contracts by OTI pursuant to the asset purchase agreement or otherwise following August 13, 2013. Earn-out payments are capped at $7.5 million, and are due and payable annually, for a period of seven (7) years from the date of the agreement. However, the payments of the amounts due and payable pursuant to the earn-out mechanism may be accelerated if the Company receive certain new projects or in the event that the Company sell all or substantially all of the assets or contractual rights of the e-ID activities to a third party.

Furthermore, if the Company or any of its affiliates are awarded or otherwise receive orders under certain potential projects that were disclosed to the Company as part of the acquisition, then the gross amount of all potential revenues under all such orders or awards during each of the three 12-month periods following the closing date, will be divided into units of $20 million each, or an award unit, and with respect to each full award unit in each year, the Company agreed to pay OTI $1,667 as additional consideration for the acquisition, payable in accordance with the earn-out mechanism, provided that the aggregate amount of all such additional consideration will not exceed $5 million. In addition, for each award unit received, the period of OTI's earn-out eligibility will be extended by an additional 12 month period.

The application of purchase accounting under ASC 805 Business Combinations requires that the total purchase price be allocated to the fair value of assets acquired and liabilities assumed at the acquisition date, with amounts exceeding the fair values being recorded as goodwill.

In the allocation process, the valuation of the fair value of acquired assets and assumed liabilities were based on, but not limited to: future expected discounted cash flows for customer contracts and liability for future earn-out, current replacement cost for software and other IP and certain property and equipment, and expected settlement amounts for contingencies.

The purchase price allocation for the SmartID division acquisition is provisional. Any change in the fair value of the net assets of the acquired division will be retrospectively applied with changes allocated to goodwill.

The following table summarizes the calculation of the acquisition price, including the estimated fair value of the liability for future earn-out as of the acquisition date:

Cash paid to OTI upon Closing	$8,788
Contingent consideration:
Short-term	1,978
Long-term	3,760

Total fair value of consideration paid	$14,526

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities as of the acquisition date:

Assets acquired	$
Inventories	343
Other current assets	276
Customer contracts	8,100
Software and other IP	6,210
Goodwill	889
Property and equipment, net	28
Total assets acquired	15,846
Liabilities assumed
Other current liabilities	1,320
Total liabilities assumed	1,320
Net assets acquired	14,526

The customer contracts will be amortized over 8 years according to the economic benefit expected from those customers each period, and the software and other IP will be amortized by the straight-line method over 10 years.

The expected intangible assets amortization expenses for the customer contracts and for software and other IP, are as follows:

$
2014	1,580
2015	1,583
2016	1,601
2017	1,620
2018	1,640
2019	1,660
2020	1,681
2021	1,703
2022-2023	621